NATIONWIDE

VL SEPARATE

ACCOUNT-D

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
AIM VIF - Core Equity Fund - Series I (AVGI)
69,709 shares (cost $1,783,050)	$1,376,749
AIM VIF - Global Health Care Fund - Series I (IVHS)
670 shares (cost $12,733)	8,355
AIM VIF - Small Cap Equity Fund - Series I (AVSCE)
11,411 shares (cost $182,883)	121,186
AllianceBernstein VPS - Growth and Income Portfolio - Class A (ALVGIA)
68,615 shares (cost $1,481,698)	898,860
AllianceBernstein VPS - International Value Portfolio - Class A (ALVIVA)
104,162 shares (cost $1,600,995)	1,150,988
American Funds IS - Growth Fund - Class 2 (AMVGR2)
7,736 shares (cost $445,855)	257,387
American Funds IS - International Fund - Class 2 (AMVI2)
29,286 shares (cost $606,322)	356,994
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
74,909 shares (cost $2,274,245)	1,721,405
Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)
35,018 shares (cost $419,812)	307,806
Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)
27,505 shares (cost $604,316)	333,358
Goldman Sachs VIT - Mid Cap Value Fund (GVMCE)
21,829 shares (cost $308,780)	189,040
Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)
64,364 shares (cost $534,090)	392,189
Janus Aspen Series - Mid Cap Value Portfolio - Service Class (JAMVS)
8,619 shares (cost $130,629)	91,706
Legg Mason Partners VET - Investors Portfolio - Class I (SBVI)
4,341 shares (cost $69,590)	44,101
Nationwide VIT - Government Bond Fund - Class I (GBF)
28,856 shares (cost $331,926)	346,560
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
198,085 shares (cost $1,945,937)	1,386,594
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
165,433 shares (cost $2,123,282)	1,861,118
Nationwide VIT - Money Market Fund - Class I (SAM)
5,673,741 shares (cost $5,673,741)	5,673,741
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
14,535 shares (cost $317,084)	156,396
Nationwide VIT - Nationwide Fund - Class I (TRF)
80,469 shares (cost $901,079)	524,661
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
28,644 shares (cost $959,959)	735,302
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
45,753 shares (cost $1,124,079)	924,664

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)
165,952 shares (cost $1,978,467)	$1,868,614
PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)
234,767 shares (cost $2,433,297)	2,420,451
Royce Capital Fund - Small Cap Portfolio (ROCSC)
100,319 shares (cost $900,367)	644,045
T. Rowe Price Equity Income Portfolio - II (TREI2)
58,745 shares (cost $1,095,200)	840,641
Van Kampen UIF - Mid Cap Growth Portfolio - Class I (MSVMG)
16,503 shares (cost $137,662)	95,880

Total Investments	24,728,791
Accounts Receivable - AIM VIF - Small Cap Equity Fund - Series I (AVSCE)	2,344

Total Assets	24,731,135

Accounts Payable	5,447

$24,725,688

Contract Owners’ Equity:
Accumulation units	24,725,688

Total Contract Owners’ Equity (note 8)	$24,725,688

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	AVGI	IVHS	AVSCE	ALVGIA	ALVIVA	AMVGR2	AMVI2

Reinvested dividends	$727,539	39,273	-	-	23,495	23,401	3,094	10,205
Asset charges (note 3)	(86,623)	(4,375)	(24)	(396)	(2,823)	(5,036)	(863)	(1,751)

Net investment income (loss)	640,916	34,898	(24)	(396)	20,672	18,365	2,231	8,454

Proceeds from mutual fund shares sold	40,800,770	31,912	186	101,218	1,247,543	2,062,402	85,428	607,564
Cost of mutual fund shares sold	(45,187,541)	(30,937)	(176)	(113,930)	(1,367,251)	(3,071,912)	(92,491)	(754,238)

Realized gain (loss) on investments	(4,386,771)	975	10	(12,712)	(119,708)	(1,009,510)	(7,063)	(146,674)
Change in unrealized gain (loss) on investments	(7,981,679)	(634,335)	(5,551)	(50,186)	(704,545)	(509,434)	(211,702)	(336,104)

Net gain (loss) on investments	(12,368,450)	(633,360)	(5,541)	(62,898)	(824,253)	(1,518,944)	(218,765)	(482,778)

Reinvested capital gains	1,495,947	-	2,188	520	200,025	129,064	37,931	96,176

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,231,587)	(598,462)	(3,377)	(62,774)	(603,556)	(1,371,515)	(178,603)	(378,148)

Investment Activity:	CVSSE	DSIF	DVIV	FOS	FCS	TIF2	GVMCE	WRSCP

Reinvested dividends	$-	55,164	8,889	12,553	-	-	2,823	-
Asset charges (note 3)	(5)	(6,671)	(934)	(1,189)	(43)	(109)	(626)	(1,433)

Net investment income (loss)	(5)	48,493	7,955	11,364	(43)	(109)	2,197	(1,433)

Proceeds from mutual fund shares sold	45,252	3,207,805	216,482	8,634	377,897	959,352	93,076	483,286
Cost of mutual fund shares sold	(31,440)	(3,312,693)	(390,569)	(11,272)	(447,254)	(744,319)	(124,275)	(678,733)

Realized gain (loss) on investments	13,812	(104,888)	(174,087)	(2,638)	(69,357)	215,033	(31,199)	(195,447)
Change in unrealized gain (loss) on investments	(17,248)	(1,149,164)	(80,221)	(328,939)	39,328	(280,180)	(75,601)	(110,163)

Net gain (loss) on investments	(3,436)	(1,254,052)	(254,308)	(331,577)	(30,029)	(65,147)	(106,800)	(305,610)

Reinvested capital gains	-	-	67,902	58,681	-	-	506	8,255

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,441)	(1,205,559)	(178,451)	(261,532)	(30,072)	(65,256)	(104,097)	(298,788)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	JAMVS	SBVI	MIGIC	GBF	BF	MCIF	SAM	SCF

Reinvested dividends	$8,611	797	-	14,019	45,872	32,981	150,522	1,841
Asset charges (note 3)	(650)	(143)	(55)	(820)	(4,138)	(6,517)	(17,758)	(527)

Net investment income (loss)	7,961	654	(55)	13,199	41,734	26,464	132,764	1,314

Proceeds from mutual fund shares sold	205,651	4,836	475,221	6,009	30,037	4,067,656	12,414,762	3,848
Cost of mutual fund shares sold	(278,710)	(5,485)	(401,004)	(5,989)	(31,893)	(5,125,141)	(12,414,762)	(5,405)

Realized gain (loss) on investments	(73,059)	(649)	74,217	20	(1,856)	(1,057,485)	-	(1,557)
Change in unrealized gain (loss) on investments	(38,326)	(26,785)	(118,540)	10,579	(714,404)	(423,827)	-	(142,469)

Net gain (loss) on investments	(111,385)	(27,434)	(44,323)	10,599	(716,260)	(1,481,312)	-	(144,026)

Reinvested capital gains	23,502	1,774	-	-	192,652	188,933	-	45,785

Net increase (decrease) in contract owners’ equity resulting from operations	$(79,922)	(25,006)	(44,378)	23,798	(481,874)	(1,265,915)	132,764	(96,927)

Investment Activity:	TRF	OVGR	OVGS	PMVRRA	PMVTRA	ROCSC	TREI2	MSVMG

Reinvested dividends	$10,716	1,993	19,182	92,972	131,501	5,265	29,519	1,907
Asset charges (note 3)	(1,859)	(3,522)	(3,553)	(6,628)	(7,450)	(2,608)	(3,491)	(567)

Net investment income (loss)	8,857	(1,529)	15,629	86,344	124,051	2,657	26,028	1,340

Proceeds from mutual fund shares sold	13,518	1,827,841	2,296,010	3,750,311	3,301,812	1,333,197	1,343,027	172,631
Cost of mutual fund shares sold	(12,474)	(2,199,330)	(2,759,680)	(3,867,279)	(3,246,398)	(1,474,305)	(1,843,422)	(293,346)

Realized gain (loss) on investments	1,044	(371,489)	(463,670)	(116,968)	55,414	(141,108)	(500,395)	(120,715)
Change in unrealized gain (loss) on investments	(509,295)	(412,922)	(359,088)	(212,975)	(109,968)	(224,807)	(178,416)	(71,499)

Net gain (loss) on investments	(508,251)	(784,411)	(822,758)	(329,943)	(54,554)	(365,915)	(678,811)	(192,214)

Reinvested capital gains	124,128	-	84,283	2,810	46,683	67,690	44,163	61,945

Net increase (decrease) in contract owners’ equity resulting from operations	$(375,266)	(785,940)	(722,846)	(240,789)	116,180	(295,568)	(608,620)	(128,929)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	MSVRE

Reinvested dividends	$944
Asset charges (note 3)	(59)

Net investment income (loss)	885

Proceeds from mutual fund shares sold	26,366
Cost of mutual fund shares sold	(51,428)

Realized gain (loss) on investments	(25,062)
Change in unrealized gain (loss) on investments	5,108

Net gain (loss) on investments	(19,954)

Reinvested capital gains	10,351

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,718)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		AVGI		IVHS		AVSCE

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$640,916	973,646	34,898	17,299	(24)	(21)	(396)	(233)
Realized gain (loss) on investments	(4,386,771)	8,797,445	975	3,406	10	16	(12,712)	1,084
Change in unrealized gain (loss) on investments	(7,981,679)	(5,663,790)	(634,335)	106,485	(5,551)	925	(50,186)	(11,510)
Reinvested capital gains	1,495,947	1,766,914	-	-	2,188	-	520	7,768

Net increase (decrease) in contract owners’ equity resulting from operations	(10,231,587)	5,874,215	(598,462)	127,190	(3,377)	920	(62,774)	(2,891)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	209,102	5,250,082	53,071	265,192	818	4,089	4,634	21,140
Transfers between funds	-	-	-	-	-	-	(8,470)	172,420
Surrenders (note 6)	(12,464,646)	(26,517,291)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	1,890,976	(1,817,818)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(459,204)	(1,165,372)	(27,541)	(25,483)	(159)	(117)	(2,578)	(1,792)
Adjustments to maintain reserves	3,534	(76,134)	(176)	129	(7)	(6)	5,543	(1,702)

Net equity transactions	(10,820,238)	(24,326,533)	25,354	239,838	652	3,966	(871)	190,066

Net change in contract owners’ equity	(21,051,825)	(18,452,318)	(573,108)	367,028	(2,725)	4,886	(63,645)	187,175
Contract owners’ equity beginning of period	45,777,513	64,229,831	1,949,778	1,582,750	11,078	6,192	187,175	-

Contract owners’ equity end of period	$24,725,688	45,777,513	1,376,670	1,949,778	8,353	11,078	123,530	187,175

CHANGES IN UNITS:
Beginning units	3,111,732	4,527,282	165,900	145,236	712	444	18,860	-
Units purchased	637,509	3,254,100	4,838	22,869	54	276	2,711	19,274
Units redeemed	(1,435,569)	(4,669,650)	(2,642)	(2,205)	(12)	(8)	(3,408)	(414)

Ending units	2,313,672	3,111,732	168,096	165,900	754	712	18,163	18,860

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	IVSC		ALVGIA		ALVIVA		AMVGR2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	(157)	20,672	25,148	18,365	22,551	2,231	982
Realized gain (loss) on investments	-	608	(119,708)	262,410	(1,009,510)	114,161	(7,063)	8,015
Change in unrealized gain (loss) on investments	-	(17,218)	(704,545)	(318,576)	(509,434)	(4,017)	(211,702)	3,590
Reinvested capital gains	-	28,847	200,025	108,821	129,064	96,076	37,931	19,887

Net increase (decrease) in contract owners’ equity resulting from operations	-	12,080	(603,556)	77,803	(1,371,515)	228,771	(178,603)	32,474

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	80,751	-	(186)	(124)	414	(13)	33
Transfers between funds	-	(169,887)	146,043	(1,429,460)	(200,261)	2,275,470	54,577	102,731
Surrenders (note 6)	-	-	(959,540)	-	(104,047)	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	101,798	(101,798)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(1,007)	(11,045)	(33,105)	(24,686)	(23,667)	(6,983)	(5,212)
Adjustments to maintain reserves	-	(75,579)	(190)	820	270	(1)	(15)	(12)

Net equity transactions	-	(165,722)	(824,732)	(1,461,931)	(227,050)	2,150,418	47,566	97,540

Net change in contract owners’ equity	-	(153,642)	(1,428,288)	(1,384,128)	(1,598,565)	2,379,189	(131,037)	130,014
Contract owners’ equity beginning of period	-	153,642	2,327,071	3,711,199	2,749,543	370,354	388,416	258,402

Contract owners’ equity end of period	$-	-	898,783	2,327,071	1,150,978	2,749,543	257,379	388,416

CHANGES IN UNITS:
Beginning units	-	9,330	161,334	271,716	208,698	29,706	33,446	24,898
Units purchased	-	601	15,091	230,181	25,857	239,839	40,240	9,016
Units redeemed	-	(9,931)	(71,253)	(340,563)	(47,558)	(60,847)	(34,131)	(468)

Ending units	-	-	105,172	161,334	186,997	208,698	39,555	33,446

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMVI2		CVSSE		DVSCS		DSIF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$8,454	10,529	(5)	(130)	-	28	48,493	71,013
Realized gain (loss) on investments	(146,674)	60,955	13,812	471	-	883	(104,888)	318,563
Change in unrealized gain (loss) on investments	(336,104)	45,229	(17,248)	1,607	-	(261)	(1,149,164)	(134,803)
Reinvested capital gains	96,176	39,388	-	2,394	-	598	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(378,148)	156,101	(3,441)	4,342	-	1,248	(1,205,559)	254,773

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(36)	220	-	-	-	-	4,016	141
Transfers between funds	(317,644)	584,378	-	-	-	(13,102)	(466,910)	(67,183)
Surrenders (note 6)	(84,305)	-	(45,160)	-	-	-	(1,520,632)	-
Net policy repayments (loans) (note 5)	82,347	(82,347)	-	-	-	-	174,329	(174,329)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,466)	(13,544)	(88)	(1,011)	-	(408)	(38,326)	(72,677)
Adjustments to maintain reserves	(33)	20	(17)	18	-	-	(4,396)	2

Net equity transactions	(333,137)	488,727	(45,265)	(993)	-	(13,510)	(1,851,919)	(314,046)

Net change in contract owners’ equity	(711,285)	644,828	(48,706)	3,349	-	(12,262)	(3,057,478)	(59,273)
Contract owners’ equity beginning of period	1,068,276	423,448	48,706	45,357	-	12,262	4,775,784	4,835,057

Contract owners’ equity end of period	$356,991	1,068,276	-	48,706	-	-	1,718,306	4,775,784

CHANGES IN UNITS:
Beginning units	83,528	39,608	2,894	2,976	-	790	367,740	394,470
Units purchased	33,895	106,334	-	2,947	-	-	57,056	365,237
Units redeemed	(69,159)	(62,414)	(2,894)	(3,029)	-	(790)	(214,379)	(391,967)

Ending units	48,264	83,528	-	2,894	-	-	210,417	367,740

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DVIV		FEIS		FGS		FOS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$7,955	5,730	-	(6,594)	-	2,608	11,364	75,241
Realized gain (loss) on investments	(174,087)	246,098	-	1,232,137	-	233,605	(2,638)	803,790
Change in unrealized gain (loss) on investments	(80,221)	(341,346)	-	(766,781)	-	(98,557)	(328,939)	(531,722)
Reinvested capital gains	67,902	62,533	-	9,013	-	-	58,681	339,834

Net increase (decrease) in contract owners’ equity resulting from operations	(178,451)	(26,985)	-	467,775	-	137,656	(261,532)	687,143

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(1)	(94)	-	-	-	-	18,150	91,395
Transfers between funds	67,635	(1,875,554)	-	(374,894)	-	(9,627)	-	2,057,627
Surrenders (note 6)	-	-	-	(5,862,916)	-	(736,288)	-	(4,966,928)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,191)	(6,634)	-	(144,185)	-	(15,815)	(7,457)	(114,839)
Adjustments to maintain reserves	(19)	(7)	-	4	-	(10)	(19)	(28)

Net equity transactions	64,424	(1,882,289)	-	(6,381,991)	-	(761,740)	10,674	(2,932,773)

Net change in contract owners’ equity	(114,027)	(1,909,274)	-	(5,914,216)	-	(624,084)	(250,858)	(2,245,630)
Contract owners’ equity beginning of period	421,819	2,331,093	-	5,914,216	-	624,084	584,218	2,829,848

Contract owners’ equity end of period	$307,792	421,819	-	-	-	-	333,360	584,218

CHANGES IN UNITS:
Beginning units	20,004	116,234	-	413,340	-	66,592	32,152	192,612
Units purchased	3,534	86,341	-	-	-	-	1,128	147,373
Units redeemed	(192)	(182,571)	-	(413,340)	-	(66,592)	(516)	(307,833)

Ending units	23,346	20,004	-	-	-	-	32,764	32,152

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FCS		FIP		FIGBS		FBS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(43)	(5,916)	-	42,930	-	10,928	-	43,410
Realized gain (loss) on investments	(69,357)	2,786,077	-	1,008,873	-	4,974	-	510,740
Change in unrealized gain (loss) on investments	39,328	(1,904,092)	-	(791,281)	-	(7,051)	-	(390,510)
Reinvested capital gains	-	186,433	-	-	-	-	-	108,399

Net increase (decrease) in contract owners’ equity resulting from operations	(30,072)	1,062,502	-	260,522	-	8,851	-	272,039

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	-	(855,019)	-	(1,936,100)	-	370,097	-	-
Surrenders (note 6)	(377,108)	(6,946,031)	-	(3,073,232)	-	(641,762)	-	(2,937,494)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(743)	(176,531)	-	(75,332)	-	(8,699)	-	(67,707)
Adjustments to maintain reserves	(17)	(12)	-	-	-	(5)	-	(4)

Net equity transactions	(377,868)	(7,977,593)	-	(5,084,664)	-	(280,369)	-	(3,005,205)

Net change in contract owners’ equity	(407,940)	(6,915,091)	-	(4,824,142)	-	(271,518)	-	(2,733,166)
Contract owners’ equity beginning of period	407,940	7,323,031	-	4,824,142	-	271,518	-	2,733,166

Contract owners’ equity end of period	$-	407,940	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	20,082	442,702	-	398,514	-	20,748	-	211,486
Units purchased	-	20,451	-	-	-	28,102	-	-
Units redeemed	(20,082)	(443,071)	-	(398,514)	-	(48,850)	-	(211,486)

Ending units	-	20,082	-	-	-	-	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TIF2		GVMCE		WRSCP		JAMVS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(109)	16,332	2,197	1,484	(1,433)	(2,808)	7,961	8,949
Realized gain (loss) on investments	215,033	8,411	(31,199)	(5,390)	(195,447)	60,626	(73,059)	15,398
Change in unrealized gain (loss) on investments	(280,180)	68,049	(75,601)	(38,611)	(110,163)	(1,825)	(38,326)	(4,946)
Reinvested capital gains	-	43,326	506	62,238	8,255	81,456	23,502	9,973

Net increase (decrease) in contract owners’ equity resulting from operations	(65,256)	136,118	(104,097)	19,721	(298,788)	137,449	(79,922)	29,374

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	(10)	21	(18)	(52)	209	1
Transfers between funds	-	-	(1,108)	(117,440)	1,108	(330,838)	(165,720)	270,647
Surrenders (note 6)	(957,364)	-	-	-	(177,723)	-	(52,889)	-
Net policy repayments (loans) (note 5)	-	-	-	-	21,087	(21,087)	51,626	(51,626)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,878)	(20,813)	(5,086)	(10,105)	(6,301)	(11,151)	(4,781)	(4,958)
Adjustments to maintain reserves	(32)	31	(50)	21	(235)	33	(95)	(5)

Net equity transactions	(959,274)	(20,782)	(6,254)	(127,503)	(162,082)	(363,095)	(171,650)	214,059

Net change in contract owners’ equity	(1,024,530)	115,336	(110,351)	(107,782)	(460,870)	(225,646)	(251,572)	243,433
Contract owners’ equity beginning of period	1,024,530	909,194	299,378	407,160	853,050	1,078,696	343,179	99,746

Contract owners’ equity end of period	$-	1,024,530	189,027	299,378	392,180	853,050	91,607	343,179

CHANGES IN UNITS:
Beginning units	45,212	46,508	10,358	14,480	51,892	74,806	21,944	6,830
Units purchased	-	46,043	10,463	1	1,844	72,957	7,334	42,904
Units redeemed	(45,212)	(47,339)	(10,545)	(4,123)	(14,429)	(95,871)	(21,152)	(27,790)

Ending units	-	45,212	10,276	10,358	39,307	51,892	8,126	21,944

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OGAA		OGBDP		OGGO		OGEI

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	40	-	149	-	(12)	-	28
Realized gain (loss) on investments	-	79	-	(150)	-	(91)	-	116
Change in unrealized gain (loss) on investments	-	(50)	-	7	-	(214)	-	-
Reinvested capital gains	-	8	-	-	-	1,058	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	77	-	6	-	741	-	144

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	-	(1,420)	-	(3,042)	-	(6,690)	-	(92)
Surrenders (note 6)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(40)	-	(89)	-	(181)	-	(51)
Adjustments to maintain reserves	-	(20)	-	(4)	-	(13)	-	(1)

Net equity transactions	-	(1,480)	-	(3,135)	-	(6,884)	-	(144)

Net change in contract owners’ equity	-	(1,403)	-	(3,129)	-	(6,143)	-	-
Contract owners’ equity beginning of period	-	1,403	-	3,129	-	6,143	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	126	-	220	-	594	-	-
Units purchased	-	-	-	-	-	-	-	5
Units redeemed	-	(126)	-	(220)	-	(594)	-	(5)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SBVI		MIGIC		GBF		BF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$654	746	(55)	239	13,199	10,470	41,734	34,432
Realized gain (loss) on investments	(649)	72	74,217	2,494	20	(86)	(1,856)	3,226
Change in unrealized gain (loss) on investments	(26,785)	(1,051)	(118,540)	49,577	10,579	6,415	(714,404)	(13,489)
Reinvested capital gains	1,774	1,787	-	-	-	-	192,652	48,209

Net increase (decrease) in contract owners’ equity resulting from operations	(25,006)	1,554	(44,378)	52,310	23,798	16,799	(481,874)	72,378

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,626	23,309	-	-	23,237	114,091	34,097	170,318
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (note 6)	-	-	(483,438)	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(912)	(745)	(940)	(10,803)	(5,203)	(3,228)	(25,951)	(25,306)
Adjustments to maintain reserves	456	(125)	9,201	(2)	(42)	15	(56)	17

Net equity transactions	4,170	22,439	(475,177)	(10,805)	17,992	110,878	8,090	145,029

Net change in contract owners’ equity	(20,836)	23,993	(519,555)	41,505	41,790	127,677	(473,784)	217,407
Contract owners’ equity beginning of period	65,190	41,197	519,555	478,050	304,756	177,079	1,860,378	1,642,971

Contract owners’ equity end of period	$44,354	65,190	-	519,555	346,546	304,756	1,386,594	1,860,378

CHANGES IN UNITS:
Beginning units	3,698	2,422	42,154	43,392	19,714	12,244	145,402	134,012
Units purchased	284	1,318	-	42,928	1,480	7,688	2,814	13,380
Units redeemed	(64)	(42)	(42,154)	(44,166)	(331)	(218)	(2,293)	(1,990)

Ending units	3,918	3,698	-	42,154	20,863	19,714	145,923	145,402

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MCIF		SAM		SCF		TRF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$26,464	48,074	132,764	275,879	1,314	(420)	8,857	6,819
Realized gain (loss) on investments	(1,057,485)	451,504	-	-	(1,557)	5,831	1,044	3,528
Change in unrealized gain (loss) on investments	(423,827)	(268,039)	-	-	(142,469)	(30,346)	(509,295)	9,996
Reinvested capital gains	188,933	123,081	-	-	45,785	30,691	124,128	37,875

Net increase (decrease) in contract owners’ equity resulting from operations	(1,265,915)	354,620	132,764	275,879	(96,927)	5,756	(375,266)	58,218

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	28,359	143,073	5,544	4,175,903	7,956	40,177	23,846	120,123
Transfers between funds	194,413	(1,201,042)	2,446,777	936,820	-	(42,608)	-	-
Surrenders (note 6)	(970,510)	-	(5,082,740)	(1,352,640)	-	-	-	-
Net policy repayments (loans) (note 5)	32,539	(32,539)	880,452	(807,292)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(31,530)	(56,229)	(86,949)	(68,801)	(3,330)	(4,322)	(11,682)	(11,591)
Adjustments to maintain reserves	(994)	(4)	(24)	(51)	(66)	33	(32)	(7)

Net equity transactions	(747,723)	(1,146,741)	(1,836,940)	2,883,939	4,560	(6,720)	12,132	108,525

Net change in contract owners’ equity	(2,013,638)	(792,121)	(1,704,176)	3,159,818	(92,367)	(964)	(363,134)	166,743
Contract owners’ equity beginning of period	3,874,738	4,666,859	7,377,933	4,218,115	248,745	249,709	887,786	721,043

Contract owners’ equity end of period	$1,861,100	3,874,738	5,673,757	7,377,933	156,378	248,745	524,652	887,786

CHANGES IN UNITS:
Beginning units	164,092	214,188	567,478	343,004	9,634	9,872	64,850	56,836
Units purchased	8,100	162,893	307,604	736,854	346	1,506	1,921	8,877
Units redeemed	(47,862)	(212,989)	(446,427)	(512,380)	(157)	(1,744)	(1,034)	(863)

Ending units	124,330	164,092	428,655	567,478	9,823	9,634	65,737	64,850

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGR		OVGS		PMVRRA		PMVTRA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(1,529)	(480)	15,629	23,621	86,344	95,941	124,051	120,485
Realized gain (loss) on investments	(371,489)	144,236	(463,670)	342,259	(116,968)	(60,588)	55,414	(28,909)
Change in unrealized gain (loss) on investments	(412,922)	72,390	(359,088)	(331,534)	(212,975)	206,055	(109,968)	131,892
Reinvested capital gains	-	-	84,283	109,261	2,810	5,845	46,683	-

Net increase (decrease) in contract owners’ equity resulting from operations	(785,940)	216,146	(722,846)	143,607	(240,789)	247,253	116,180	223,468

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(62)	(82)	(75)	13	(32)	(14)	(7)	(44)
Transfers between funds	(138,322)	20,496	(10,184)	(490,080)	(193,642)	330,024	(674,682)	502,052
Surrenders (note 6)	(130,471)	-	(550,717)	-	(319,457)	-	(87,305)	-
Net policy repayments (loans) (note 5)	127,247	(127,247)	57,443	(57,443)	80,347	(80,348)	83,983	(83,983)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,866)	(15,001)	(15,074)	(28,498)	(32,816)	(24,899)	(39,361)	(30,225)
Adjustments to maintain reserves	(779)	20	(16)	14	(1,996)	300	(909)	54

Net equity transactions	(158,253)	(121,814)	(518,623)	(575,994)	(467,596)	225,063	(718,281)	387,854

Net change in contract owners’ equity	(944,193)	94,332	(1,241,469)	(432,387)	(708,385)	472,316	(602,101)	611,322
Contract owners’ equity beginning of period	1,679,483	1,585,151	2,166,124	2,598,511	2,576,862	2,104,546	3,021,005	2,409,683

Contract owners’ equity end of period	$735,290	1,679,483	924,655	2,166,124	1,868,477	2,576,862	2,418,904	3,021,005

CHANGES IN UNITS:
Beginning units	124,738	135,012	118,050	151,210	167,010	151,390	223,018	193,768
Units purchased	-	139,557	1,089	117,763	33,486	144,402	46,581	183,917
Units redeemed	(24,250)	(149,831)	(34,705)	(150,923)	(70,121)	(128,782)	(99,202)	(154,667)

Ending units	100,488	124,738	84,434	118,050	130,375	167,010	170,397	223,018

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ROCSC		TREI2		MSVMG		MSVRE

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$2,657	(4,740)	26,028	23,920	1,340	(876)	885	28
Realized gain (loss) on investments	(141,108)	161,702	(500,395)	67,005	(120,715)	29,792	(25,062)	(490)
Change in unrealized gain (loss) on investments	(224,807)	(255,061)	(178,416)	(114,320)	(71,499)	16,312	5,108	(5,108)
Reinvested capital gains	67,690	76,510	44,163	112,008	61,945	13,108	10,351	489

Net increase (decrease) in contract owners’ equity resulting from operations	(295,568)	(21,589)	(608,620)	88,613	(128,929)	58,336	(8,718)	(5,081)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(28)	(50)	950	203	(4)	(3)	(1)	-
Transfers between funds	(335,095)	(257,295)	(356,343)	1,414,101	(23,064)	109,062	(19,108)	35,448
Surrenders (note 6)	(403,267)	-	(115,039)	-	(40,957)	-	(1,977)	-
Net policy repayments (loans) (note 5)	43,445	(43,446)	112,523	(112,523)	39,992	(39,992)	1,818	(1,818)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,037)	(24,143)	(18,643)	(22,009)	(4,208)	(4,245)	(393)	(174)
Adjustments to maintain reserves	(407)	(9)	(1,235)	(128)	(18)	9	(61)	65

Net equity transactions	(707,389)	(324,943)	(377,787)	1,279,644	(28,259)	64,831	(19,722)	33,521

Net change in contract owners’ equity	(1,002,957)	(346,532)	(986,407)	1,368,257	(157,188)	123,167	(28,440)	28,440
Contract owners’ equity beginning of period	1,647,000	1,993,532	1,826,520	458,263	253,057	129,890	28,440	-

Contract owners’ equity end of period	$644,043	1,647,000	840,113	1,826,520	95,869	253,057	-	28,440

CHANGES IN UNITS:
Beginning units	100,294	119,218	100,692	26,076	15,308	9,672	844	-
Units purchased	9,940	110,701	14,368	114,409	5,451	26,263	-	893
Units redeemed	(56,303)	(129,625)	(42,368)	(39,793)	(9,890)	(20,627)	(844)	(49)

Ending units	53,931	100,294	72,692	100,692	10,869	15,308	-	844

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT–D

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF - Basic Value Fund - Series I (AVBVI)*

AIM VIF - Capital Appreciation Fund - Series I (AVCA)*

AIM VIF - Capital Development Fund - Series I (AVCDI)*

AIM VIF - Core Equity Fund - Series I (AVGI)

AIM VIF - Core Stock Fund - Series I (IVII)*

AIM VIF - Dynamics Fund - Series I (IVD)*

AIM VIF - Global Health Care Fund - Series I (IVHS)

AIM VIF - Global Real Estate Fund - Series I (IVRE)*

AIM VIF - Growth Fund - Series I (AVGR1)*

AIM VIF - High Yield Fund - Series I (AVHY1)*

AIM VIF - International Growth Fund - Series I (AVIE)*

AIM VIF - Mid Cap Core Equity Fund - Series I (AVMCCI)*

AIM VIF - Small Cap Equity Fund - Series I (AVSCE)

AIM VIF - Small Cap Growth Fund - Series I (IVSC)*

AIM VIF - Technology Fund - Series I (IVT)*

AIM VIF - Total Return Fund - Series I (IVTR)*

AIM VIF - Utilities Fund - Series I (IVU)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS - Growth and Income Portfolio - Class A (ALVGIA)

AllianceBernstein VPS - International Value Portfolio - Class A (ALVIVA)

AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class A (ALVSVA)*

AllianceBernstein VPS - Value Portfolio - Class A (ALVVA)*

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Balanced Fund - Class I (ACVB)*

American Century VP - Capital Appreciation Fund - Class I (ACVCA)*

American Century VP - Income & Growth Fund - Class I (ACVIG)*

American Century VP - International Fund - Class I (ACVI)*

American Century VP - Ultra(R) Fund - Class I (ACVU1)*

American Century VP - Value Fund - Class I (ACVV)*

American Century VP - Vista(SM) Fund - Class I (ACVVS1)*

Portfolios of the American Funds Insurance Series(R) (American Funds IS);

American Funds IS - Growth Fund - Class 2 (AMVGR2)

American Funds IS - International Fund - Class 2 (AMVI2)

Berger IPT - Mid Cap Value Fund (BEMCVT)*

BlackRock Balanced Capital V.I. Fund - Class II (MLVAB2)*

BlackRock Basic Value V.I. Fund - Class II (MLVVF2)*

BlackRock Bond V.I. Fund - Class II (MLVCF2)*

BlackRock Fundamental Growth V.I. Fund - Class II (MLVFG2)*

BlackRock Global Allocation V.I. Fund - Class II (MLVGA2)*

BlackRock Global Growth V.I. Fund - Class II (MLVGG2)*

BlackRock Government Income V.I. Fund - Class II (MLVGB2)*

BlackRock High Income V.I. Fund - Class II (MLVCI2)*

BlackRock Large Cap Core V.I. Fund - Class II (MLVLC2)*

BlackRock Large Cap Growth V.I. Fund - Class II (MLVLG2)*

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

BlackRock Large Cap Value V.I. Fund - Class II (MLVLV2)*

BlackRock Money Market V.I. Fund - Class II (MLVMM2)*

BlackRock S&P 500 Index V.I. Fund - Class II (MLVX52)*

BlackRock Utilities and Telecommunications V.I. Fund - Class II (MLVUT2)*

BlackRock Value Opportunities V.I. Fund - Class II (MLVSV2)*

Calvert Variable Series Inc. - Social Equity Portfolio (CVSSE)*

Columbia Funds Variable Insurance Trust I - Marsico Growth Fund - Class A (NMG)*

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP - Mid Cap Stock Portfolio - Initial Class (DVMCS)*

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)*

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)*

Dreyfus VIF - Disciplined Stock Portfolio - Initial Class (DVDS)*

Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)

Dreyfus VIF - Limited Term High Yield Portfolio - Initial Class (DVLHI)*

Dreyfus VIF - Quality Bond Portfolio - Initial Class (DQBP)*

Dreyfus VIF - Small Company Stock Portfolio - Initial Class (DVSCO)*

Portfolios of the DWS Investments VIT Funds;

DWS Investments VIT Funds - DWS Equity 500 Index VIP - Class A (BIEI)*

DWS Investments VIT Funds - DWS Small Cap Index VIP - Class A (BISCI)*

Portfolios of the DWS Variable Series I Funds;

DWS Variable Series I - Capital Growth VIP - Class B (SVSCGB)*

DWS Variable Series I - Health Care VIP - Class B (SVSHSB)*

Portfolios of the DWS Variable Series II Funds;

DWS Variable Series II - Balanced VIP - Class B (SVSTRB)*

DWS Variable Series II - Core Fixed Income VIP - Class B (SVSFIB)*

DWS Variable Series II - Dreman Financial Services VIP - Class B (SVSFSB)*

DWS Variable Series II - Dreman High Return Equity VIP - Class B (SVSHEB)*

DWS Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)*

DWS Variable Series II - Global Thematic VIP - Class B (SVSBCB)*

DWS Variable Series II - High Income VIP - Class B (SVSHIB)*

DWS Variable Series II - Large Cap Value VIP - Class B (SVSLVB)*

DWS Variable Series II - Small Cap Growth VIP - Class B (SVSSGB)*

DWS Variable Series II - Technology VIP - Class B (SVSTGB)*

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - Quality Bond Fund II - Primary Class (FQB)*

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)*

Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)*

Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)*

Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)

Fidelity(R) VIP - Value Portfolio - Service Class (FVS)*

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Asset Manager Growth Portfolio - Service Class (FAMGS)*

Fidelity(R) VIP II - Asset Manager Portfolio - Service Class (FAMS)*

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)*

Fidelity(R) VIP II - Index 500 Portfolio - Initial Class (FIP)*

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)*

Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);

Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class (FAGRS)*

Fidelity(R) VIP III - Balanced Portfolio - Service Class (FBS)*

Fidelity(R) VIP III - Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)*

Fidelity(R) VIP III - Growth & Income Portfolio - Service Class (FGIS)*

Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)*

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)*

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)*

Goldman Sachs Mid Cap Value Fund - Class A (GSMCE)*

Portfolios of the Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT);

Goldman Sachs VIT - Aggressive Growth Strategy Portfolio (GVAG)*

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

Goldman Sachs VIT - Balanced Strategy Portfolio (GVB)*

Goldman Sachs VIT - Capital Growth Fund (GVCG)*

Goldman Sachs VIT - Conservative Strategy Portfolio (GVCS)*

Goldman Sachs VIT - CORE Large Cap Growth Fund (GVCLG)*

Goldman Sachs VIT - Global Income Fund (GVGLI)*

Goldman Sachs VIT - Growth and Income Fund (GVGRI)*

Goldman Sachs VIT - Growth and Income Strategy Portfolio (GVGR)*

Goldman Sachs VIT - Growth Strategy Portfolio (GVGS)*

Goldman Sachs VIT - Mid Cap Value Fund (GVMCE)

Goldman Sachs VIT - Strategic International Equity Fund - Institutional (GVIE)*

Goldman Sachs VIT - Structured Small Cap Equity Fund (GVCSE)*

Goldman Sachs VIT - Structured U.S. Equity Fund (GVCUE)*

Portfolios of the Huntington VA Trust funds;

Huntington VA Dividend Capture - Trust Class (HVDCT)*

Huntington VA Growth Fund - Trust Class (HVGT)*

Huntington VA Income Equity - Trust Class (HVICT)*

Huntington VA Mid Corp America - Trust Class (HVMCAT)*

Huntington VA New Economy - Trust Class (HVNET)*

INVESCO Variable Insurance Funds - Growth Fund (IVGR)*

INVESCO Variable Insurance Funds - High Yield Fund (IVHY)*

Portfolios of the Ivy Fund Variable Insurance Portfolio, Inc. (Ivy Fund VIP,Inc.) ( formerly W&R Target Funds, Inc.);

Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)

Portfolios of the Janus Aspen Series;

Janus Aspen Series - Balanced Portfolio - Service Class (JABS)*

Janus Aspen Series - Forty Portfolio - Service Class (JACAS)*

Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)*

Janus Aspen Series - International Growth Portfolio - Institutional Class (JAIG)*

Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)*

Janus Aspen Series - Mid Cap Value Portfolio - Service Class (JAMVS)

Portfolios of the JPMorgan Insurance Trust;

JPMorgan Insurance Trust - Balanced Portfolio 1 (OGAA)*

JPMorgan Insurance Trust - Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust - Diversified Equity Portfolio 1 (OGDEP)*

JPMorgan Insurance Trust - Diversified Mid Cap Growth Portfolio 1 (OGGO)*

JPMorgan Insurance Trust - Diversified Mid Cap Value Portfolio 1 (OGMVP)*

JPMorgan Insurance Trust - Equity-Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust - Government Bond Portfolio 1 (OGGB)*

JPMorgan Insurance Trust - Intrepid Growth Portfolio - Class 1 (OGLG) (formerly Large Cap Growth

    Portfolio -Class 1)*

JPMorgan Insurance Trust - Intrepid Mid Cap Portfolio 1 (OGDMP)*

Portfolios of the JPMorgan Series Trust II;

JPMorgan Series Trust II - Bond Portfolio (JPMB)*

JPMorgan Series Trust II - International Equity Portfolio (JPMIO)*

JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)*

JPMorgan Series Trust II - Small Company Portfolio (JPMSC)*

JPMorgan Series Trust II - U.S. Large Cap Core Equity Fund (JPMUDE)*

Portfolios of the Legg Mason Partners Variable Equity Trust (Legg Mason Partners VET);

Legg Mason Partners VET - Investors Portfolio - Class I (SBVI)

Portfolios of the Legg Mason Partners Variable Income Trust (Legg Mason Partners VIT);

Legg Mason Partners VIT - Global High Yield Bond Portfolio - Class I (SBVHY)*

Portfolios of the Legg Mason Partners Variable Portfolios I, Inc. (Legg Mason Partners VP I,Inc);

Legg Mason Partners VP I, Inc. - All Cap Portfolio - Class I (SBVC)*

Legg Mason Partners VP I, Inc. - Strategic Bond Portfolio - Class I (SBVSB)*

Legg Mason Partners VP I, Inc. - Total Return Portfolio - Class I (SBVTR)*

Portfolios of the Legg Mason Partners Variable Portfolios II, Inc. (Legg Mason Partners VP II,Inc);

Legg Mason Partners VP II, Inc. - Growth Portfolio - Class I (SBVEG)*

Portfolios of the Lincoln Variable Insurance Products Trust (Lincoln VIP);

Lincoln VIP - Baron Growth Opportunities Funds - Service Class (BNCAI)*

Portfolios of the MFS(R) Variable Insurance Trust (MFS(R) VIT);

MFS(R) VIT - Investors Growth Stock Series - Initial Class (MIGIC)*

MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)*

MFS(R) VIT - Mid Cap Growth Series - Service Class (MMCGSC)*

MFS(R) VIT - Utilities Series - Initial Class (MVUIC)*

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

MFS(R) VIT - Utilities Series - Service Class (MVUSC)*

MFS(R) VIT - Value Series - Initial Class (MVFIC)*

MFS(R) VIT - Value Series - Service Class (MVFSC)*

Nationwide GVIT Strategic Value Fund - Class I (SVF)*

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)*

Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)*

Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)*

Nationwide VIT - Gartmore International Equity Fund - Class I (GIG) (formerly Gartmore International Growth

    Fund – Class I)*

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)*

Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)*

Nationwide VIT - Government Bond Fund - Class I (GBF)

Nationwide VIT - Growth Fund - Class I (CAF)*

Nationwide VIT - Health Sciences Fund - Class I (GVGH1) (formerly Global Health Sciences Fund - Class I)*

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)*

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)*

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)*

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)*

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)

Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)*

Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Money Market Fund - Class V (SAM5)*

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)*

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)*

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)

Nationwide VIT - Nationwide Fund - Class I (TRF)

Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)*

Nationwide VIT - Technology and Communications Fund - Class I (GGTC) (formerly Global Technology and

    Communications Fund - Class I)*

Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)*

Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)*

Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)*

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)*

Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)*

Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)*

Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS) (formerly Fasciano

    Portfolio - Class S)*

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)

Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)*

Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)*

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

PIMCO VIT - All Asset Portfolio - Administrative Class (PMVAAA)*

PIMCO VIT - High Yield Portfolio - Administrative Class (PMVHYA)*

PIMCO VIT - Low Duration Portfolio - Administrative Class (PMVLDA)*

PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)

PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)

Portfolios of the Pioneer Variable Contracts Trust (Pioneer VCT);

Pioneer VCT - Pioneer High Yield Portfolio - Class I (PIHYB1)*

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT - International Equity Fund - Class IA (PVTIGA)*

Putnam VT - International Equity Fund - Class IB (PVTIGB)*

Royce Capital Fund - Micro Cap Portfolio (ROCMC)*

Royce Capital Fund - Small Cap Portfolio (ROCSC)

Scudder VIT EAFE(R) Equity Index Fund - Class A (BIEEI)*

Portfolios of T. Rowe Price;

T. Rowe Price Equity Income Portfolio - II (TREI2)

T. Rowe Price Mid Cap Growth Portfolio - II (TRMCG2)*

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

T. Rowe Price New America Growth Portfolio (TRNAG1)*

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)*

Portfolios of The Universal Institutional Funds, Inc.(The Universal IF, Inc.);

The Universal IF, Inc. - Active International Allocation Portfolio (MSVAI)*

The Universal IF, Inc. - Capital Growth Portfolio - Class I (MSVEG) (formerly Van Kampen UIF - Equity Growth

    Portfolio - Class I)*

The Universal IF, Inc. - Emerging Markets Equity Portfolio- Class I (MSVEM)*

The Universal IF, Inc. - Technology Portfolio (MSVT)*

Turner GVIT Growth Focus Fund - Class I (TGF)*

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT - Capital Growth Portfolio - Class II (ACEG2) (formerly Strategic Growth Portfolio - Class II)*

Van Kampen LIT - Comstock Portfolio - Class II (ACC2)*

Van Kampen LIT - Enterprise Portfolio - Class II (ACE2)*

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)*

Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)*

Van Kampen UIF - Global Value Equity Portfolio- Class I (MSVGE)*

Van Kampen UIF - High Yield Portfolio (MSVHY)*

Van Kampen UIF - International Magnum Portfolio- Class I (MSVIM)*

Van Kampen UIF - Mid Cap Growth Portfolio - Class II (MSVMG2)*

Van Kampen UIF - Mid Cap Growth Portfolio- Class I (MSVMG)

Van Kampen UIF - U.S. Mid Cap Value Portfolio - Class I (MSVMV)*

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)*

Van Kampen UIF - Value Portfolio - Class I (MSVV)*

Portfolios of the Wells Fargo Advantage Variable Trust Funds(SM) (Wells Fargo AVT);

Wells Fargo AVT - Opportunity Fund(SM) (SVOF)*

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge for state premium taxes and sales expenses not to exceed the following percentages of each premium received:

•	For policies with applications signed on or after January 3, 2006, 8.5% (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•

For policies issued on and after September 9, 2002 with applications signed before January 3, 2006, 9.0% (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•	For policies issued prior to September 9, 2002, 9% (reduced to 3.5% at the beginning of the eighth policy year).

The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in cost are determined in a manner not unfairly discriminatory to policy owners. For the periods ended December 31, 2008 and 2007, total front-end sales charge deductions were $6,948 and $350,692, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts a monthly administrative charge of $5 in all policy years to recover policy maintenance, accounting, record keeping and other administrative expenses. This charge is subject to change but will not exceed $10 per month. These charges are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For corporate flexible premium contracts, the Company deducts a charge related to operations. This charge is guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

•	For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

•	For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate exists for corporate flexible premium contracts and is 0.20% for all policy years. These charges are assessed through a reduction in the unit value. For contracts issued prior to September 9, 2002, the Company reduced the asset charges where the size or nature of the group resulted in savings in sales, underwriting, or administrative costs. Variations due to differences in costs were determined in a manner not unfairly discriminatory to policy owners.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account. In the current year, no death claims occurred.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on each policy anniversary, or when the loan is repaid or a new loan is effective. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan was made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account. The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate of 3.75%.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2008 and 2007, total transfers into the Account from the fixed account were $1,981,112 and $0, respectively, and total transfers from the Account to the fixed account were $90,136 and $1,817,817, respectively.

(7) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$24,728,791	0	$24,728,791

Accounts Recievable of $2,344 and Accounts Payable of $5,447 are measured at settlement value which approximates the fair value due to the short-term nature of such assets and liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2008.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AIM VIF - Basic Value Fund - Series I (AVBVI)
2004	0.25%	194,202	$13.719318	$2,664,319	0.00%	10.79%
2004	0.40%	39,136	13.668757	534,940	0.00%	10.63%
AIM VIF - Core Equity Fund - Series I (AVGI)
2008	0.25%	168,096	8.189782	1,376,670	2.21%	-30.32%
2007	0.25%	165,900	11.752729	1,949,778	1.22%	7.85%
2006	0.25%	145,236	10.897781	1,582,750	0.60%	8.98%
AIM VIF - Core Stock Fund - Series I (IVII)
2005	0.25%	101,482	11.436219	1,160,570	0.23%	3.10%
2004	0.25%	187,696	11.092753	2,082,065	0.74%	3.98%
2004	0.40%	27,000	10.993594	296,827	0.74%	3.82%
AIM VIF - Dynamics Fund - Series I (IVD)
2004	0.25%	12,758	10.681061	136,269	0.00%	13.06%
AIM VIF - Global Health Care Fund - Series I (IVHS)
2008	0.25%	754	11.078461	8,353	0.00%	-28.80%
2007	0.25%	712	15.559094	11,078	0.00%	11.57%
2006	0.25%	444	13.945062	6,192	0.00%	4.97%
2005	0.25%	174	13.284465	2,311	0.00%	7.88%
2004	0.25%	10,156	12.314241	125,063	0.00%	7.30%
AIM VIF - Growth Fund - Series I (AVGR1)
2004	0.25%	277,828	10.959763	3,044,929	0.00%	9.60%
2004	0.40%	48,662	10.948763	532,789	0.00%	9.49%
AIM VIF - Mid Cap Core Equity Fund - Series I (AVMCCI)
2004	0.25%	209,352	14.193109	2,971,356	0.19%	13.53%
2004	0.40%	42,190	14.140795	596,600	0.19%	13.36%
AIM VIF - Small Cap Equity Fund - Series I (AVSCE)
2008	0.25%	18,163	6.801174	123,530	0.00%	-31.48%
2007	0.25%	15,746	9.926107	156,296	0.06%	-0.74%
2007	0.40%	3,114	9.916162	30,879	0.06%	-0.84%
AIM VIF - Small Cap Growth Fund - Series I (IVSC)
2006	0.25%	7,682	16.502275	126,770	0.00%	13.84%
2006	0.40%	1,648	16.305796	26,872	0.00%	13.67%
2005	0.25%	6,448	14.495652	93,468	0.00%	4.93%
2004	0.25%	273,458	13.814641	3,777,724	0.00%	13.61%
2004	0.40%	52,750	13.691063	722,204	0.00%	13.44%
AIM VIF - Technology Fund - Series I (IVT)
2004	0.25%	2,718	8.481089	23,052	0.00%	4.37%
AIM VIF - Total Return Fund - Series I (IVTR)
2004	0.25%	154,896	9.921020	1,536,726	1.74%	3.47%
2004	0.40%	22,118	9.832340	217,472	1.74%	3.32%
AllianceBernstein VPS - Growth and Income Portfolio - Class A (ALVGIA)
2008	0.25%	105,172	8.545842	898,783	1.98%	-40.75%
2007	0.25%	161,334	14.423937	2,327,071	1.26%	4.85%
2006	0.40%	271,716	13.658375	3,711,199	1.38%	16.82%
2005	0.40%	233,326	11.691859	2,728,015	1.46%	4.45%
2004	0.40%	172,414	11.193833	1,929,974	0.86%	11.02%
AllianceBernstein VPS - International Value Portfolio - Class A (ALVIVA)
2008	0.25%	186,997	6.155063	1,150,978	1.16%	-53.30%
2007	0.25%	178,046	13.180290	2,346,698	1.30%	5.57%
2007	0.40%	30,652	13.142539	402,845	1.30%	5.42%
2006	0.40%	29,706	12.467326	370,354	0.00%	24.67%
American Century VP - International Fund - Class I (ACVI)
2005	0.40%	25,592	9.194806	235,313	1.17%	12.80%
2004	0.40%	18,162	8.151177	148,042	0.00%	14.47%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds IS - Growth Fund - Class 2 (AMVGR2)
2008	0.25%	39,555	$6.506858	$257,379	0.93%	-44.11%
2007	0.40%	33,446	11.613220	388,416	0.73%	11.90%
2006	0.40%	24,898	10.378426	258,402	0.69%	3.78%
American Funds IS - International Fund - Class 2 (AMVI2)
2008	0.25%	48,264	7.396635	356,991	1.50%	-42.27%
2007	0.25%	24,474	12.812068	313,563	1.60%	19.72%
2007	0.40%	59,054	12.780047	754,713	1.60%	19.54%
2006	0.40%	39,608	10.690968	423,448	1.43%	6.91%
Calvert Variable Series Inc. - Social Equity Portfolio (CVSSE)
2007	0.25%	2,894	16.829986	48,706	0.00%	9.71%
2006	0.40%	2,976	15.240875	45,357	0.00%	9.62%
2005	0.40%	3,084	13.903575	42,879	0.06%	4.13%
2004	0.40%	3,150	13.352495	42,060	0.08%	6.73%
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2006	0.40%	790	15.520951	12,262	0.46%	13.96%
2005	0.40%	2,514	13.620186	34,241	0.00%	6.81%
2004	0.40%	2,156	12.752292	27,494	1.20%	21.40%
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
2008	0.25%	210,417	8.166193	1,718,306	2.05%	-37.30%
2007	0.25%	289,724	13.023845	3,773,320	1.72%	4.99%
2007	0.40%	78,016	12.849461	1,002,464	1.72%	4.83%
2006	0.40%	394,470	12.257097	4,835,057	1.70%	15.04%
2005	0.40%	360,122	10.654824	3,837,037	1.66%	4.27%
2004	0.40%	326,338	10.218046	3,334,537	1.97%	10.20%
Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)
2008	0.25%	23,346	13.183949	307,792	2.33%	-37.48%
2007	0.25%	20,004	21.086722	421,819	0.98%	3.89%
2006	0.40%	116,234	20.055172	2,331,093	1.47%	22.11%
2005	0.40%	115,534	16.423973	1,897,527	0.00%	11.44%
2004	0.40%	84,172	14.737382	1,240,475	1.24%	19.54%
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
2006	0.20%	413,340	14.308356	5,914,216	3.21%	19.84%
2005	0.20%	458,254	11.939536	5,471,340	1.80%	5.55%
2004	0.20%	610,162	11.312080	6,902,201	1.58%	11.16%
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
2006	0.20%	65,744	9.359100	615,305	0.29%	6.52%
2006	0.40%	848	10.352362	8,779	0.29%	6.31%
2005	0.20%	71,030	8.786288	624,090	0.36%	5.46%
2005	0.40%	4,722	9.738159	45,984	0.36%	5.25%
2004	0.20%	80,876	8.331220	673,796	0.16%	3.06%
2004	0.40%	3,898	9.252214	36,065	0.16%	2.85%
Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)
2008	0.25%	32,764	10.174581	333,360	2.59%	-44.00%
2007	0.25%	32,152	18.170494	584,218	2.29%	16.91%
2006	0.20%	165,398	14.552107	2,406,889	0.59%	17.71%
2006	0.25%	27,214	15.541970	422,959	0.59%	17.65%
2005	0.20%	112,464	12.362488	1,390,335	0.56%	18.73%
2005	0.25%	21,758	13.209999	287,423	0.56%	18.67%
2004	0.25%	444,828	11.131246	4,951,490	1.11%	13.20%
2004	0.40%	84,776	11.031720	935,225	1.11%	13.03%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
2007	0.25%	20,082	20.313732	407,940	0.10%	17.21%
2006	0.20%	421,930	16.512980	6,967,322	1.13%	11.37%
2006	0.40%	20,772	17.124450	355,709	1.13%	11.15%
2005	0.20%	385,314	14.827535	5,713,257	0.20%	16.61%
2005	0.40%	21,520	15.407287	331,565	0.20%	16.38%
2004	0.20%	395,940	12.715028	5,034,388	0.26%	15.11%
2004	0.40%	21,972	13.238537	290,877	0.26%	14.88%
Fidelity(R) VIP II - Index 500 Portfolio - Initial Class (FIP)
2006	0.20%	398,514	12.105326	4,824,142	1.68%	15.50%
2005	0.20%	407,914	10.480980	4,275,338	1.68%	4.61%
2004	0.20%	436,930	10.018647	4,377,447	1.25%	10.39%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
2006	0.20%	20,748	$13.086482	$271,518	3.17%	4.09%
2005	0.20%	97,252	12.572029	1,222,655	2.93%	1.88%
2004	0.20%	38,490	12.340435	474,983	2.00%	4.11%
Fidelity(R) VIP III - Balanced Portfolio - Service Class (FBS)
2006	0.20%	211,486	12.923625	2,733,166	1.98%	11.42%
2005	0.20%	233,518	11.599328	2,708,652	2.49%	5.40%
2004	0.20%	258,454	11.005178	2,844,332	1.85%	5.21%
Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)
2007	0.25%	45,212	22.660573	1,024,530	1.96%	15.17%
2006	0.40%	46,508	19.549201	909,194	1.47%	20.96%
2005	0.40%	62,286	16.161499	1,006,635	1.07%	9.73%
2004	0.40%	78,650	14.728417	1,158,390	1.06%	18.06%
Goldman Sachs VIT - Mid Cap Value Fund (GVMCE)
2008	0.25%	10,276	18.395030	189,027	1.17%	-37.21%
2007	0.40%	10,358	28.903118	299,378	0.74%	2.79%
2006	0.40%	14,480	28.118779	407,160	0.96%	15.70%
2005	0.40%	12,040	24.302910	292,607	0.63%	12.38%
2004	0.40%	8,870	21.626334	191,826	0.99%	25.38%
Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)
2008	0.25%	39,307	9.977362	392,180	0.00%	-39.33%
2007	0.25%	49,766	16.444748	818,389	0.00%	13.23%
2007	0.40%	2,126	16.303263	34,661	0.00%	13.06%
2006	0.40%	74,806	14.419908	1,078,696	0.00%	4.64%
2005	0.40%	50,744	13.781072	699,307	0.00%	12.43%
2004	0.40%	42,666	12.257131	522,963	0.00%	13.84%
Janus Aspen Series - Mid Cap Value Portfolio - Service Class (JAMVS)
2008	0.25%	8,126	11.273295	91,607	3.42%	-28.08%
2007	0.25%	12,938	15.673788	202,787	3.08%	6.90%
2007	0.40%	9,006	15.588673	140,392	3.08%	6.74%
2006	0.40%	6,830	14.604104	99,746	2.68%	14.61%
JPMorgan Insurance Trust - Balanced Portfolio 1 (OGAA)
2006	0.40%	126	11.137494	1,403	6.43%	10.54%
2005	0.40%	1,144	10.075754	11,527	2.43%	2.09%
2004	0.40%	1,192	9.869290	11,764	1.17%	5.31%
JPMorgan Insurance Trust - Core Bond Portfolio 1 (OGBDP)
2006	0.40%	220	14.221560	3,129	4.14%	3.72%
2005	0.40%	1,868	13.711626	25,613	3.15%	1.98%
2004	0.40%	1,892	13.445176	25,438	1.81%	3.72%
JPMorgan Insurance Trust - Diversified Mid Cap Growth Portfolio 1 (OGGO)
2006	0.40%	594	10.340957	6,143	0.00%	10.95%
2005	0.40%	2,224	9.320747	20,729	0.00%	10.65%
2004	0.40%	2,050	8.423606	17,268	0.00%	12.17%
JPMorgan Insurance Trust - Diversified Mid Cap Value Portfolio 1 (OGMVP)
2005	0.40%	1,512	16.666561	25,200	0.47%	9.32%
2004	0.40%	50	15.246029	762	0.29%	14.94%
JPMorgan Insurance Trust - Equity-Index Portfolio 1 (OGEI)
2005	0.40%	3,856	8.626320	33,263	1.05%	4.04%
2004	0.40%	3,698	8.291329	30,661	0.34%	9.90%
Legg Mason Partners VET - Investors Portfolio - Class I (SBVI)
2008	0.25%	3,918	11.320533	44,354	1.36%	-35.78%
2007	0.25%	3,698	17.628575	65,190	1.67%	3.64%
2006	0.25%	2,422	17.009403	41,197	2.54%	17.96%
2005	0.25%	1,084	14.419098	15,630	0.49%	6.26%
2004	0.25%	14,406	13.569403	195,481	2.21%	10.10%
MFS(R) VIT - Investors Growth Stock Series - Initial Class (MIGIC)
2007	0.25%	42,154	12.325162	519,555	0.32%	11.08%
2006	0.40%	43,392	11.017000	478,050	0.00%	7.15%
2005	0.40%	57,102	10.282095	587,128	0.33%	4.07%
2004	0.40%	110,050	9.879737	1,087,265	0.00%	8.75%
MFS(R) VIT - Value Series - Initial Class (MVFIC)
2004	0.40%	28,266	11.800888	333,564	0.83%	14.72%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Government Bond Fund - Class I (GBF)
2008	0.25%	20,863	$16.610553	$346,546	4.25%	7.45%
2007	0.25%	19,714	15.458854	304,756	4.79%	6.89%
2006	0.25%	12,244	14.462518	177,079	4.81%	3.08%
2005	0.25%	5,040	14.029861	70,710	2.97%	3.01%
2004	0.25%	21,918	13.620393	298,532	5.18%	3.00%
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
2008	0.25%	145,923	9.502229	1,386,594	2.73%	-25.73%
2007	0.25%	145,402	12.794722	1,860,378	2.20%	4.36%
2006	0.25%	134,012	12.259877	1,642,971	2.37%	11.97%
2005	0.25%	122,946	10.949336	1,346,177	2.06%	2.29%
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
2008	0.25%	124,330	14.969031	1,861,100	1.23%	-36.62%
2007	0.25%	161,396	23.618401	3,811,915	1.37%	7.29%
2007	0.40%	2,696	23.302150	62,823	1.37%	7.13%
2006	0.25%	30,172	22.013684	664,197	1.16%	9.62%
2006	0.40%	184,016	21.751707	4,002,662	1.16%	9.45%
2005	0.25%	24,440	20.082588	490,818	1.07%	11.82%
2005	0.40%	171,914	19.873309	3,416,500	1.07%	11.65%
2004	0.25%	15,780	17.959872	283,407	0.59%	15.44%
2004	0.40%	136,290	17.799298	2,425,866	0.59%	15.27%
Nationwide VIT - Money Market Fund - Class I (SAM)
2008	0.25%	428,655	13.236186	5,673,757	2.07%	1.80%
2007	0.25%	564,022	13.002332	7,333,601	4.71%	4.53%
2007	0.40%	3,456	12.827413	44,332	4.71%	4.37%
2006	0.20%	76	11.101216	844	4.37%	4.32%
2006	0.25%	17,642	12.438934	219,448	4.37%	4.27%
2006	0.40%	325,286	12.290178	3,997,823	4.37%	4.11%
2005	0.20%	76	10.641320	809	2.73%	2.46%
2005	0.25%	15,932	11.929582	190,062	2.73%	2.41%
2005	0.40%	195,028	11.804619	2,302,231	2.73%	2.26%
2004	0.20%	76	10.385497	789	0.83%	0.61%
2004	0.40%	146,872	11.543898	1,695,475	0.83%	0.41%
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
2008	0.25%	9,823	15.919587	156,378	0.85%	-38.34%
2007	0.25%	9,634	25.819531	248,745	0.09%	1.88%
2006	0.25%	8,254	25.344077	209,190	0.12%	11.76%
2006	0.40%	1,618	25.042525	40,519	0.12%	11.59%
2005	0.25%	6,854	22.677354	155,431	0.00%	12.04%
2005	0.40%	2,364	22.441067	53,051	0.00%	11.87%
2004	0.25%	1,086	20.240968	21,982	0.00%	18.72%
2004	0.40%	530	20.060030	10,632	0.00%	18.55%
Nationwide VIT - Nationwide Fund - Class I (TRF)
2008	0.25%	65,737	7.981083	524,652	1.42%	-41.70%
2007	0.25%	64,850	13.689831	887,786	1.09%	7.91%
2006	0.25%	56,836	12.686370	721,043	1.12%	13.34%
2005	0.25%	48,504	11.192728	542,892	0.99%	7.17%
2005	0.40%	204	11.076090	2,260	0.99%	7.01%
2004	0.25%	20,024	10.443524	209,121	1.31%	9.48%
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
2004	0.25%	9,778	10.467533	102,352	1.12%	17.21%
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
2008	0.25%	100,488	7.317195	735,290	0.14%	-45.65%
2007	0.25%	124,738	13.464081	1,679,483	0.24%	13.86%
2006	0.40%	135,012	11.740817	1,585,151	0.30%	7.52%
2005	0.40%	85,240	10.919800	930,804	0.97%	4.68%
2004	0.40%	20,074	10.431598	209,404	0.00%	6.51%
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
2008	0.25%	84,434	10.951220	924,655	1.32%	-40.34%
2007	0.25%	113,510	18.355281	2,083,508	1.28%	6.05%
2007	0.40%	4,540	18.197382	82,616	1.28%	5.89%
2006	0.40%	151,210	17.184784	2,598,511	0.93%	17.22%
2005	0.40%	112,310	14.659892	1,646,452	0.87%	13.85%
2004	0.40%	76,140	12.876219	980,395	1.14%	18.69%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)
2008	0.25%	130,375	$14.331557	$1,868,477	3.58%	-7.26%
2007	0.25%	137,486	15.452967	2,124,567	4.60%	10.37%
2007	0.40%	29,524	15.319558	452,295	4.60%	10.20%
2006	0.40%	151,390	13.901483	2,104,546	4.26%	0.34%
2005	0.40%	133,526	13.854354	1,849,916	2.86%	1.67%
2004	0.40%	92,138	13.627337	1,255,596	0.99%	8.45%
PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)
2008	0.25%	170,397	14.195695	2,418,904	4.46%	4.49%
2007	0.25%	146,812	13.586098	1,994,602	4.80%	8.47%
2007	0.40%	76,206	13.468801	1,026,403	4.80%	8.31%
2006	0.40%	193,768	12.435917	2,409,683	4.46%	3.43%
2005	0.40%	166,900	12.023223	2,006,676	3.64%	2.02%
2004	0.40%	70,122	11.785439	826,419	1.94%	4.46%
Royce Capital Fund - Small Cap Portfolio (ROCSC)
2008	0.25%	53,931	11.941984	644,043	0.49%	-27.36%
2007	0.25%	87,162	16.440239	1,432,964	0.05%	-2.38%
2007	0.40%	13,132	16.298801	214,036	0.05%	-2.53%
2006	0.40%	119,218	16.721738	1,993,532	0.06%	15.11%
2005	0.40%	118,794	14.527033	1,725,724	0.00%	8.13%
2004	0.40%	101,118	13.435110	1,358,531	0.00%	24.45%
T. Rowe Price Equity Income Portfolio - II (TREI2)
2008	0.25%	72,692	11.557153	840,113	2.13%	-36.42%
2007	0.25%	73,648	18.178518	1,338,811	1.70%	2.77%
2007	0.40%	27,044	18.033915	487,709	1.70%	2.62%
2006	0.40%	26,076	17.574134	458,263	1.40%	18.18%
2005	0.40%	17,408	14.871262	258,879	1.42%	3.28%
2004	0.40%	12,254	14.398668	176,441	1.99%	14.16%
Van Kampen UIF - Mid Cap Growth Portfolio- Class I (MSVMG)
2008	0.25%	10,869	8.820381	95,869	0.88%	-46.90%
2007	0.25%	9,326	16.610427	154,909	0.00%	22.36%
2007	0.40%	5,982	16.407241	98,148	0.00%	22.17%
2006	0.40%	9,672	13.429460	129,890	0.00%	8.84%
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
2007	0.25%	844	33.696563	28,440	0.33%	-17.28%

2008	Contract owners’ equity			$24,725,688
2007	Contract owners’ equity			$45,777,513
2006	Contract owners’ equity			$64,229,831
2005	Contract owners’ equity			$51,809,031
2004	Contract owners’ equity			$65,936,045

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contractholder accounts either through reductions in the unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VL Separate Account-D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-D (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009